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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ];                   Amendment Number: ___
      This Amendment (Check only one):            [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   THAMES RIVER CAPITAL LLP
        51 Berkeley Square
        London, England W1J 5BB

Form 13F File Number: 28-10849

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Toby Hampden-Acton

Title:  Chief Compliance and Risk Officer

Phone:  +44 20 7360 1237

Signature, Place, and Date of Signing:

/s/ Toby Hampden-Acton           London, England        3 August 2007
-----------------------------    ------------------     ---------------------
[Signature]                      [City, State]          [Date]

Report Type    (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       Nil

Form 13F Information Table Entry Total:                  3

Form 13F Information Table Value Total:                  US$10.256 million

List of Other Included Managers:

                                        2

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                            THAMES RIVER CAPITAL LLP

                           Form 13F Information Table

                                                            SHRS OR                                                VOTING AUTHORITY
                                                 VALUE        PRN                          INVESTMENT    OTHER     ----------------
     NAME            TITLE OF CLASS     CUSIP    X$1000     AMOUNT    SH/PRN    PUT/CALL   DISCRETION   MANAGERS    SOLE    SHARED
------------------   --------------   ---------  ------   ---------   -------   --------   ----------   --------   ------   -------
GERDAU SA            SPONSORED ADR    373737105   2,572     100,000     SH                   SOLE                   2,572
TRANSMERIDIAN
 EXPLORATION INC     COM              89376N108   5,331   3,028,694     SH                   SOLE                   5,331
UNIFI INC            COM              904677101   2,353     898,000     SH                   SOLE                   2,353

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